Share Based Compensation - Summary of Share Option Activities (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Options Beginning Balance	70,887,000
Number of Options Granted	20,359,935	7,773,000	9,972,075
Number of Options Granted Forfeited	(7,146,000)
Number of Options Granted Exercised	(50,560,000)
Number of Options Cancelled (replaced by restricted shares)	(33,541,000)
Number of Options Ending Balance		70,887,000
Weighted Average Exercise Price Beginning Balance	¥ 0.01
Weighted Average Exercise Price Granted	0.01
Weighted Average Exercise Price Forfeited	0.02
Weighted Average Exercise Price Exercised	0.00
Weighted Average Exercise Price Cancelled (replaced by restricted shares)	¥ 0.02
Weighted Average Exercise Price Ending Balance		¥ 0.01
Weighted Average Remaining Contract Life, Balance		6 years 4 months 6 days
Weighted Average Remaining Contract Life, Granted	9 years 3 months 21 days
Weighted Average Remaining Contract Life, Forfeited	8 years 8 months 12 days
Weighted Average Remaining Contract Life, Exercised	5 years 2 months 23 days
Weighted Average Remaining Contract Life Cancelled (replaced by restricted shares)	9 years 3 months 29 days
Weighted Average Grant date Fair value, Beginning balance	¥ 0.90
Weighted Average Grant date Fair value, Granted	6.10
Weighted Average Grant date Fair value, Forfeited	5.31
Weighted Average Grant date Fair value, Exercised	0.32
Weighted Average Grant date Fair value, Cancelled (replaced by restricted shares)	¥ 3.99
Weighted Average Grant date Fair value, Ending balance		¥ 0.90
Aggregate Intrinsic Value, Beginning balance		¥ 258,780